INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - accumulated depreciation (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
As of the beginning of period	$ 49,908,325
As of the end of period	63,794,675
Office equipment
Property, plant and equipment
As of the beginning of period	269,538
As of the end of period	240,206
Vehicles
Property, plant and equipment
As of the beginning of period	2,665,074
As of the end of period	2,288,951
Equipment and computer software
Property, plant and equipment
As of the beginning of period	231,676
As of the end of period	251,002
Fixture and fittings
Property, plant and equipment
As of the beginning of period	3,546,919
As of the end of period	3,228,224
Machinery and equipment
Property, plant and equipment
As of the beginning of period	5,811,960
As of the end of period	12,400,288
Land and buildings
Property, plant and equipment
As of the beginning of period	34,240,384
As of the end of period	38,509,795
Accumulated depreciation
Property, plant and equipment
As of the beginning of period	(21,613,129)	$ (16,019,806)
Disposals	59,744	251,108
Foreign currency translation	12,920	(1,695,110)
Revaluation		(692,630)
As of the end of period	(24,500,621)	(18,439,966)
Accumulated depreciation | Office equipment
Property, plant and equipment
As of the beginning of period	(638,466)	(473,905)
Foreign currency translation	466	(51,063)
As of the end of period	(668,827)	(548,551)
Accumulated depreciation | Vehicles
Property, plant and equipment
As of the beginning of period	(2,596,905)	(1,676,583)
Disposals	59,744	196,985
Foreign currency translation	1,178	(43,972)
As of the end of period	(2,993,545)	(1,936,799)
Accumulated depreciation | Equipment and computer software
Property, plant and equipment
As of the beginning of period	(693,673)	(525,021)
Disposals		49,631
Foreign currency translation	1,549	(31,979)
As of the end of period	(765,218)	(556,006)
Accumulated depreciation | Fixture and fittings
Property, plant and equipment
As of the beginning of period	(4,059,470)	(2,670,512)
Foreign currency translation	355	(315,287)
As of the end of period	(4,429,943)	(3,313,591)
Accumulated depreciation | Machinery and equipment
Property, plant and equipment
As of the beginning of period	(7,205,870)	(4,862,083)
Disposals		4,492
Foreign currency translation	9,845	(552,484)
As of the end of period	(8,771,887)	(5,926,246)
Accumulated depreciation | Land and buildings
Property, plant and equipment
As of the beginning of period	(6,418,745)	(5,811,702)
Foreign currency translation	(473)	(700,325)
Revaluation		(692,630)
As of the end of period	$ (6,871,201)	$ (6,158,773)